Other Receivables, Prepayments and Deposits	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2019
Receivables [Abstract]
Other Receivables, Prepayments and Deposits

7. OTHER RECEIVABLES, PREPAYMENTS & DEPOSITS

	Period Ended	Year Ended
	December 31, 2019	March 31, 2019
	(Unaudited)	(Audited)

Deposits	$-	$2,260
Other receivables	$12,818	$27,727
Prepayments	$-	$5,283
Total other receivables, prepayments and deposits	$12,818	$35,270

As of December 31, 2019 and March 31, 2019, other receivables represent outstanding payment from participants during enrolment for courses and program amounted to $12,818 and $27,727 respectively.

7. OTHER RECEIVABLES, PREPAYMENTS & DEPOSITS

Prepaid expenses and deposits consisted of the following as at March 31, 2019:

	Year Ended	Year Ended
	March 31, 2019	March 31, 2018
	(Audited)	(Restated)
Deposits	$2,260	$1,820
Other receivables	$27,727	$79,206
Prepayments	$5,283	$3,968
Total prepaid expenses and deposits	$35,270	$84,994

As of March 31, 2019 and March 31, 2018, other receivable represent outstanding payment from participants during enrolment for courses and program amounted to $27,727 and $79,206 respectively.